John Hancock Funds II

601 Congress Street

Boston, MA 02210

June 6, 2018

VIA EDGAR

U.S Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	John Hancock Funds II (the “Registrant”), on behalf of:

John Hancock U.S. Growth Fund, (the “Fund”)
File Nos. 333-126293; 811-21779

CERTIFICATION UNDER RULE 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies that the form of Statement of Additional Information for the Fund that would have been filed under paragraph (c) of Rule 497 does not differ from the Statement of Additional Information dated June 1, 2018, contained in Post-Effective Amendment No. 208 to the Registrant’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 210 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on June 1, 2018 via EDGAR, accession number 0001133228-18-003455.

If you have any questions or comments, please call me at 617 663-4311.

Sincerely,

/s/ Thomas Dee

Thomas Dee

Assistant Secretary of the Trust